Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Handsets, SIM cards and other terminals	¥ 5,205	¥ 6,939
Other consumables	2,133	1,918
Inventories	¥ 7,338	¥ 8,857